SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
SHARE CAPITAL

10. SHARE CAPITAL

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the period ended June 30, 2023:

The Company issued 400,000 common shares upon exercise of stock options for gross proceeds of $42,500.

During the year ended December 31, 2022:

The Company issued 909,400 common shares upon exercise of warrants for gross proceeds of $173,880.

The Company issued 800,000 common shares upon exercise of stock options for gross proceeds of $80,000.

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period.

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)

10. SHARE CAPITAL (continued)

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	Period ended June 30, 2023		Year ended December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	8,635,000	$0.14	7,880,052	$0.13
Options granted	2,225,000	$0.27	3,125,000	$0.15
Expired/Cancelled	(250,000)	$0.17	(1,570,052)	$0.13
Exercised	(400,000)	$0.11	(800,000)	$0.10
Ending Balance	10,210,000	$0.17	8,635,000	$0.14
Exercisable	7,053,750	$0.15	6,216,250	$0.14

The following table summarizes information about stock options outstanding and exercisable as at June 30, 2023:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.075	January 24, 2024	140,000	140,000
$0.06	April 1, 2024	140,000	140,000
$0.05	October 15, 2024	1,470,000	1,470,000
$0.08	November 18, 2025	500,000	500,000
$0.08	December 8, 2025	710,000	710,000
$0.19	January 28, 2026	150,000	150,000
$0.25	March 22, 2026	1,800,000	1,800,000
$0.15	August 10, 2027	2,675,000	1,993,750
$0.15	August 12, 2027	100,000	75,000
$0.16	October 12, 2027	300,000	75,000
$0.28	May 14, 2028	1,825,000	-
$0.20	June 21, 2028	400,000	-
		10,210,000	7,053,750

The weighted average remaining life of the stock options outstanding at June 30, 2023 is 3.32 years (December 31, 2022: 3.13 years).

Share-based compensation

Share-based compensation of $168,518 and $256,519 was recognized during the three and six months ended June 30, 2023 (2022 - $9,069 and $30,168), respectively, for stock options granted and/or vested during the period. Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2023	2022
Expected life	5 years	0.8 – 2.65 years
Volatility	127.54% - 132.71%	94% - 193%
Dividend yield	0%	0%
Risk-free interest rate	3.76% - 3.19%	1.46% - 3.71%

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)

10. SHARE CAPITAL (continued)

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Period ended June 30, 2023		Year ended December 31, 2022
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	-	-	18,781,066	$0.21
Warrants issued	-	-	-	-
Warrants exercised	-	-	(909,400)	$0.19
Warrants expired	-	-	(17,871,666)	$0.22
Outstanding	-	-	-	-

Fair value of the finder’s warrants granted was measured using the Black-Scholes pricing model. Black-Scholes pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.